SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2015 USD ($) shares
Weighted Average Exercise Price
The weighted average remaining contractual life for the share options | yr	6.69	6.17
Employees Consultants and Directors [Member]
Number of Options
Outstanding at beginning of year | shares	4,439,884	4,970,028	3,770,762
Granted | shares	1,537,250	377,500	1,455,250
Exercised | shares	(269,738)	(76,447)	(53,408)
Forfeited | shares	(601,096)	(831,197)	(202,576)
Outstanding at end of year | shares	5,106,300	4,439,884	4,970,028
Exercisable at end of year | shares	3,146,823	3,203,850	2,794,672
Weighted Average Exercise Price
Outstanding at beginning of year | $	$ 9.5	$ 9.65	$ 9.75
Granted | $	5.08	6.94	8.9
Exercised | $	2.18	2.45	5.58
Forfeited | $	10.22	9.87	7.15
Outstanding at end of year | $	8.47	9.5	9.65
Exercisable at end of year | $	$ 10.73	$ 9.18	$ 8.79